Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 19:- Commitments and Contingencies

a)	Liens:

1)	Liens have been incurred by Formula over a certain portion of the Matrix, Magic Software and Sapiens’ shares which it held. As of December 31, 2021 Formula has collaterals in connection with Series A Secured Debentures and Series C Secured Debentures issued by Formula on the TASE (see Note 14).

2)	Composition of pledged shares of Matrix, Magic Software and Sapiens owned by Formula as of December 31, 2021:

	December 31, 2021
	Formula’s Series A Secured Debentures	Formula’s Series C Secured Debentures
Matrix ordinary shares, par value NIS 1.0 per share	4,128,865	6,031,761
Magic Software ordinary shares, par value NIS 0.1 per share	5,825,681	2,411,474
Sapiens common shares, par value €0.01 per share	1,260,266	2,957,590

In accordance with the terms of the deed of trust for Formula’s Series C Secured Debentures, Formula did not incur any additional liens in connection with its additional Series C Secured Debentures issued in April 2021 (see Note 14(c)(ii)).

b)	Guarantees:

As of December 31, 2021, the Group provided performance bank guarantees in an aggregate amount of approximately $49,300 as security for performance of various contracts with customers and suppliers. As of December 31, 2021, the Group provided bank guarantees in an aggregate amount of approximately $8,600 as security for rent to be paid for its leased offices. As of December 31, 2021, the Group had restricted bank deposits in an aggregate amount of $300 in favor of the above-mentioned bank guarantees.

In addition, The Company and its subsidiaries provided certain cross guaranties in favor of certain subsidiaries in the Group.

Matrix, Sapiens, Magic Software and Michpal each provides cross guarantees to its subsidiaries.

c)	Covenants:

In connection with the Group’s debentures and credit facility agreements with banks and other financial institutions, as of December 31, 2021, the Group committed to the following:

1)	Formula

i)	Formula’s Debentures

In accordance with Formula’s indenture for its Series A and Series C Secured Debentures, Formula has undertaken to comply with the following financial covenants and obligations:

a.	A covenant not to distribute dividends unless (i) Formula shareholders’ equity attributable to Formula Systems shareholders shall not be less than $290 million, (ii) Formula’s net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 50% of net CAP (defined as financial indebtedness, net, plus shareholders’ equity), and (iii) the aggregate amount of distributions from January 1, 2016 shall not exceed the aggregate amount of net oncome for the year ended December 31, 2015 together with 75% of accumulated profits from January 1, 2016 until the respective distribution date and (iv) no event of default shall have occurred.

b.	Financial covenants, including: (i) the equity attributable to Formula Systems shareholders, as reported in Formula’s annual or quarterly financial statements, shall not be less than $215 million (as of December 31, 2021, Formula equity attributable to Formula Systems’ shareholders was approximately $541.0 million); (ii) Formula’s net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity) (as of December 31, 2021 Formula’s net financial indebtedness was 5.9% of net CAP); (iii) the ratio of Formula’s net financial indebtedness to the last twelve-months period EBITDA will not exceed 5 (all based on the Company’s quarterly and annual consolidated financial statements) (as of December 31, 2021 the ratio of Formula’s net financial indebtedness to EBITDA was 0.22); and (iv) at all times, Formula’s cash balance on a stand-alone basis will not be less than the semi annual interest payments for the unpaid principal amount of Series A and Series C Secured Debentures (as of December 31, 2021 Formula’s cash balances exceed the semi annual interest payments amount).

c.	Standard events of default, including, among others:

1.	Suspension of trading of the debentures on the TASE over a period of 60 days;

2.	If the rating of the debentures is less than BBB- by Standard and Poors Maalot or equivalent rating of other rating agencies;

3.	Failure to have the debentures rated over a period of 60 days;

4.	If there is a change in control without consent of the rating agency; and

5.	If Formula fails to continue to control any of its subsidiaries;

2)	Matrix

In the context of Matrix’s engagements with banks and financial institutions for its credit facilities, Matrix has undertaken to comply with the following financial covenants, as they are expressed in its financial statements:

(i)	The total rate of Matrix financial debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by Matrix and shareholders’ loans that have been and/or will be granted to Matrix (collectively, the “debts”) will not exceed 40% of its total balance sheet. As of December 31, 2021 the ratio between Matrix’s financial debts and liabilities to banks versus Matrix total assets was 10.9%

(ii)	The ratio of Matrix net debt to the annual EBITDA will not exceed 3.5. As of December 31, 2021, Matrix ratio of net debt to EBITDA was 0.79.

(iii)	Matrix equity shall not be lower than NIS 275,000 (approximately $88,424) at all times. As of December 31, 2021 Matrix’s equity was approximately NIS 878,054 (approximately $282,332 million).

(iv)	Matrix cash and cash equivalents and short-term bank deposits shall not be less than NIS 50,000 (approximately $16,077). In the context of Matrix’ issuance of Commercial Securities which are not listed, Matrix committed to maintain at least NIS 300,000 (approximately $96,463) of liquid assets including unused approved bank credits. Such liquid assets should account for not less than NIS 200,000 of cash and cash equivalent and short-term bank deposit (approximately $64,309).

As of December 31, 2021, Matrix’s cash and cash equivalent and short-term bank deposits amounted to NIS 534,132 (approximately $171,747).

(v)	Matrix has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%.

(vi)	Matrix will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent (except for a first-rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor).

(vii)	Matrix will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent unless it is done in the ordinary course of business.

3)	Sapiens

In accordance with the indenture for Sapiens’ Series B Debentures, Sapiens has undertaken to maintain a number of conditions and limitations on the manner in which it can operate its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in fundamental change in its operations. Sapiens Series B Debentures deed of trust also requires it to comply with certain financial covenants, as described below. A breach of the financial covenants for more than two successive quarters or a substantial downgrade in the rating of the debentures (below BBB-) could result in the acceleration of Sapiens’ obligation to repay the debentures. The deed of trust includes the following provisions:

(i)	a negative pledge, subject to certain exceptions;

(ii)	a covenant not to distribute dividends unless (i) Sapiens equity attributable to Sapiens shareholders’ shall not be less than $160 million - as of December 31, 2021, Sapiens total shareholders’ equity was approximately $408,702, (ii) Sapiens net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity) - as of December 31, 2021 the ratio of net financial indebtedness to net capitalization was (36.78)%, (iii) the amount of accumulated dividends from the issuance date and going forward shall not exceed Sapiens net income for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens accumulated profits from September 1, 2017 and up to the date of distribution, and (iv) no event of default shall have occurred.

(iii)	financial covenants, including: (i) the equity attributable to the shareholders of Sapiens, as reported in its annual or quarterly financial statements, will not be less than $120 million (as of December 31, 2021 Sapiens’ shareholders equity was $408,702); (ii) Sapiens’ net financial indebtedness (financial indebtedness offset by cash, marketable securities deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus shareholders equity, including deposits and other liquid financial instruments) (as of December 31, 2021 Sapiens’ net financial indebtedness was (36.78%) of net CAP (36.78%) of net CAP); and (iii) the ratio of Sapiens’ net financial indebtedness to EBITDA (based on accumulated calculation for the four last quarters) shall not exceed 5.5 (as of December 31, 2021 the ratio of Sapiens’ net financial indebtedness to EBITDA was (1.27)).

4)	Magic Software

Under the terms of the loan with an Israeli financial institution, Magic Software has undertaken to comply with the following financial covenants, as they will be expressed in its consolidated financial statements (in accordance with US GAAP):

(i)	Total equity attributable to Magic Software’ shareholders shall not be lower than $100,000 at all times – as of December 31, 2021 Magic Software shareholders’ equity was $275,668.

(ii)	Magic Software’s consolidated cash and cash equivalents and marketable securities available for sale shall not be less than $10,000 – as of December 31, 2021 Magic Software’s cash and marketable securities available for sale were $94,818.

(iii)	The ratio of Magic Software’s consolidated total financial debts to consolidated total assets will not exceed 50% - as of December 31, 2021 Magic Software’s financial debts were 7.6% of its total assets;

(iv)	The ratio of Magic Software’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2021 the ratio of Magic Software’s net financial indebtedness to EBITDA was negative (-0.9) (cash exceeds indebtedness); and

(v)	Magic Software shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.

As of December 31, 2021, each of Formula, Matrix, Sapiens and Magic Software was in compliance with all of its financial covenants.

d)	Legal proceedings:

1)	In September 2016, an Israeli software company, which was previously involved in an arbitration proceeding with Magic Software in 2015 and won damages from it for $2.4 million, filed a lawsuit seeking damages of NIS 34,106 against Magic Software and one of its subsidiaries. This lawsuit was filed as part of an arbitration proceeding. In the lawsuit, the software company claimed that warning letters that Magic Software sent to its clients in Israel and abroad, warning those clients against the possibility that the conversion procedure offered by the software company may amount to an infringement of Magic Software’s copyrights (the “Warning Letters”), as well as other alleged actions, have caused the software company damages resulting from loss of potential business. The lawsuit is based on rulings given in the 2015 arbitration proceeding in which it was allegedly ruled that the Warning Letters constituted a breach of a non-disclosure agreement (NDA) signed between the parties. Magic Software rejected the claims by the Israeli software company and moved to dismiss the lawsuit entirely. In July 2021 the arbitrator of this proceeding rendered his decision and determined that Magic Software should pay final damages in an amount of NIS5,316 (approximately NIS 1,650). Our financial results of operations of 2021 included a net impact of $1.6 million resulting from the arbitration expenses.

2)	On November 23, 2020, Olir Trade and Industries Ltd. (“Olir”) filed a derivative action and a motion to certify a derivative action, with the District Court (Economic Division) of Tel Aviv-Jaffa, Israel (Derivative Action No. 58348-11-20) (the “Claim” and the “Motion to Certify”, respectively) (as reported in the Company’s Report of Foreign Private Issuer on Form 6-K furnished to the Securities and Exchange Commission on December 9, 2020). In the framework of the Motion to Certify, Olir requested permission to file the Claim, on the Company’s behalf, against each of the Company’s five directors, as well as the Company’s chief executive officer (the “CEO”), Mr. Guy Bernstein, and chief financial officer, Mr. Asaf Berenstin (the “CFO”), as defendants. The Company and the named defendants are all listed as respondents to the Motion to Certify. The Claim challenges the legality, under the Israeli Companies Law, 5759-1999 (the “Companies Law”), of compensation awarded to the Company’s CEO and CFO, including past engagements with the CEO and the recent re-approval by the Company’s compensation committee and board of directors (as reported in the Company’s Report of Foreign Private Issuer on Form 6-K furnished to the Securities and Exchange Commission on November 4, 2020), of the eight-year equity-based award of compensation—in the form of 611,771 restricted share units— to the Company’s CEO. The Claim includes allegations of breaches of fiduciary duties (duty of care and duty of loyalty) and the oppression of minority shareholders and unjust enrichment. The Claim seeks an accounting from the defendants as to the alleged harm caused to the Company, as well as compensation to the Company for such harm. The Claim also seeks a declaratory order preventing the board of directors from using voting powers allegedly granted to it under agreements related to the Company’s ADSs. The Company rejects all claims made by Olir and believe that all actions taken by its board of directors and its committees were taken in accordance with the Companies Law and based upon advice of legal counsel. All respondents intend to vigorously defend against the Motion to Certify and on May 13, 2021 all respondents filed their responses to the Motion to Certify.

On May 19, 2021 the Company filed a motion asking the court to order Olir to deposit a guarantee for our costs in the proceedings. On June 23, 2021 Olir filed its response to the motion. A pre-trial hearing is scheduled for June 2, 2022. The Company and Olir started mediation proceedings with the first mediation meeting taken place on February 16, 2022. At this early stage of the proceedings, the Company cannot predict the outcome of the proceedings.

3)	On December 24, 2019, a motion for the approval of a class action (#60508-02-20), in an amount of NIS 793,800, was filed against Zap Group with the Israeli District Court (central district), claiming that Zap Group allegedly generated income illegally from paying customers through the ‘ZAP Group’s price comparison’ website. At the pre-trial hearing, it was decided that the plaintiffs would file an explanation to the court as to why they believe they were fit to serve as class action plaintiffs and give an explanation as to why they have performed prohibited clicks on their competitor’s websites through ZAP Group’s website. In addition plaintiffs were requested to update whether they are willing to reduce the amount of the claim. On July 15, 2021, the plaintiffs filed a motion to reduce the amount of the claim to NIS 63,000. On December 15, 2021, a pre-trial hearing took place, in which the court clarified that it does not intend to interfere with Zap Group’s business considerations regarding the click filtering mechanisms that it operates. The court recommended that the plaintiffs reach an agreed solution with Zap Group on the issue of the necessary disclosure that Zap Group should include in its contracts with customers (as available on its website). The parties were requested to file a joint notice in accordance with the court’s recommendation by January 15, 2022. The plaintiffs submitted a request for an extension to file the notice. On April 5, 2022, the plaintiffs filed a notice with the court stating that they had not reached agreement with Zap Group and therefore seek to set the case for evidentiary hearing. A date for a hearing has not yet been set. As this claim was filed against Zap Group prior to its acquisition by Formula, any liability resulting from it is covered by the indemnification provided to Formula by the former shareholders of Zap Group.

In addition to the above-described legal proceedings, from time to time, Formula and/or its subsidiaries and affiliates are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Group accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Group intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigations, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Group may be subject could exceed the amounts (if any) that it has already accrued, the Group attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Group has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material.

e)	Royalty commitments:

Sapiens Technologies (1982) Ltd. (“Sapiens Technologies”), a wholly owned subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority (“IIA”), formerly the Office of the Chief Scientist (“OCS”) for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

As of December 31, 2020 and 2021, the Group had contingent liabilities to pay royalties of $6,014 and $5,454, respectively.

f)	Insurance:

The Company and its subsidiaries and affiliates insure themselves in bodily injury and property damage insurance policies, including third party, professional liability and employer’s liability insurance policies. Formula, Sapiens, Magic Software, Zap Group, Insync, Michpal and Ofek directors and officers (D&O) are insured under an “umbrella” policy for insurance of directors and officers including D&O side A DIC policy (another layer of protection for officers) acquired by the Company for itself and its subsidiaries, for a period of 12 months from February 14, 2021.